Condensed Consolidating Financial Information - 2015 Notes - Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Revenues, net	$ 495,764	$ 558,966	$ 512,439	$ 492,213	$ 449,621	$ 545,201	$ 503,317	$ 478,093	$ 426,450	$ 1,385,530	$ 1,454,273	$ 2,013,239	$ 1,953,061	$ 1,837,620
Cost of goods sold	250,989		258,951							709,912	730,686	1,032,893	929,227	870,372
Gross profit	244,775	256,759	253,488	242,149	227,950	283,077	255,118	262,169	223,470	675,618	723,587	980,346	1,023,834	967,248
Selling, general and administrative expense	216,579		225,788							660,042	680,213	916,144	895,949	832,066
Asset impairments	2,152		141							10,652	556	7,234	86,373	11,657
Operating (loss)/income	26,044		27,559							4,924	42,818	56,968	41,512	123,525
Interest expense, net	20,195		14,834							50,991	45,464	60,823	73,808	114,109
Foreign currency (gain)/loss	4,074		(2,242)							4,629	(4,701)	(1,669)	(111)	(5,917)
(Loss)/income before provision (benefit) for income taxes	1,775		14,967							(50,696)	2,055	(2,186)	(32,185)	15,333
Provision/(benefit) for income taxes	(49)		2,508							10,322	14,913	7,557	(14,315)	23,433
Net (loss)/income	1,824		12,459							(61,018)	(12,858)	(9,743)	(17,870)	(6,270)
Net (income) loss attributable to non-controlling interest	247		151							(435)	(2,257)	(1,013)	(3,388)	(3,414)
Net (loss)/income attributable to Quiksilver, Inc	2,071	4,359	12,610	(5,120)	(22,605)	67,898	10,437	(83,325)	(16,268)	(61,453)	(15,115)	(10,756)	(21,258)	(9,684)
Other comprehensive loss	(2,140)		(28,120)							(10,753)	(49,151)
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(69)		(15,510)							(72,206)	(64,266)	(40,471)	(18,813)	8,602
Senior Notes 2015 [Member] | Quiksilver, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	116		117							348	353
Gross profit	116		117							348	353
Selling, general and administrative expense	11,426		13,533							39,154	43,318
Operating (loss)/income	(11,310)		(13,416)							(38,806)	(42,965)
Interest expense, net	12,251		7,253							26,789	21,732
Foreign currency (gain)/loss	(91)		(185)							35	(298)
Equity in earnings	(25,964)		(33,094)							(4,599)	(49,284)
(Loss)/income before provision (benefit) for income taxes	2,493		12,610							(61,031)	(15,115)
Provision/(benefit) for income taxes	422									422
Net (loss)/income	2,071		12,610							(61,453)	(15,115)
Net (loss)/income attributable to Quiksilver, Inc	2,071		12,610							(61,453)	(15,115)
Other comprehensive loss	(2,140)		(28,120)							(10,753)	(49,151)
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(69)		(15,510)							(72,206)	(64,266)
Senior Notes 2015 [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	235,831		258,595							591,842	615,658
Cost of goods sold	140,902		152,405							362,122	366,655
Gross profit	94,929		106,190							229,720	249,003
Selling, general and administrative expense	66,390		81,506							213,577	233,937
Asset impairments	925		141							7,248	556
Operating (loss)/income	27,614		24,543							8,895	14,510
Interest expense, net	1,392		1,245							4,246	3,930
Foreign currency (gain)/loss	(119)		22							244	31
Equity in earnings	(330)		457							(1,018)	2,190
(Loss)/income before provision (benefit) for income taxes	26,671		22,819							5,423	8,359
Provision/(benefit) for income taxes	(628)		513							(161)	945
Net (loss)/income	27,299		22,306							5,584	7,414
Net (loss)/income attributable to Quiksilver, Inc	27,299		22,306							5,584	7,414
Comprehensive (loss)/income attributable to Quiksilver, Inc.	27,299		22,306							5,584	7,414
Senior Notes 2015 [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	287,539		285,858							874,994	919,474
Cost of goods sold	129,953		130,167							407,709	422,012
Gross profit	157,586		155,691							467,285	497,462
Selling, general and administrative expense	146,211		137,695							429,647	425,162
Asset impairments	1,227									3,404
Operating (loss)/income	10,148		17,996							34,234	72,300
Interest expense, net	6,552		6,336							19,956	19,802
Foreign currency (gain)/loss	4,284		(2,079)							4,350	(4,434)
(Loss)/income before provision (benefit) for income taxes	(688)		13,739							9,928	56,932
Provision/(benefit) for income taxes	157		1,995							10,061	13,968
Net (loss)/income	(845)		11,744							(133)	42,964
Net (income) loss attributable to non-controlling interest	247		151							(435)	(2,257)
Net (loss)/income attributable to Quiksilver, Inc	(598)		11,895							(568)	40,707
Other comprehensive loss	(2,140)		(28,120)							(10,753)	(49,151)
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(2,738)		(16,225)							(11,321)	(8,444)
Senior Notes 2015 [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	(27,722)		(32,131)							(81,654)	(81,212)
Cost of goods sold	(19,866)		(23,621)							(59,919)	(57,981)
Gross profit	(7,856)		(8,510)							(21,735)	(23,231)
Selling, general and administrative expense	(7,448)		(6,946)							(22,336)	(22,204)
Operating (loss)/income	(408)		(1,564)							601	(1,027)
Equity in earnings	26,294		32,637							5,617	47,094
(Loss)/income before provision (benefit) for income taxes	(26,702)		(34,201)							(5,016)	(48,121)
Net (loss)/income	(26,702)		(34,201)							(5,016)	(48,121)
Net (loss)/income attributable to Quiksilver, Inc	(26,702)		(34,201)							(5,016)	(48,121)
Other comprehensive loss	2,140		28,120							10,753	49,151
Comprehensive (loss)/income attributable to Quiksilver, Inc.	$ (24,562)		$ (6,081)							$ 5,737	$ 1,030